Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps Global Real Estate Securities Fund
Investment Objective
The fund has a primary investment objective of long-term capital appreciation with a secondary investment objective of income.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 204 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 111 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Duff & Phelps Global Real Estate Securities Fund	Class A	Class C		Class I	Class R6	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Duff & Phelps Global Real Estate Securities Fund		Class A		Class C		Class I		Class R6		Class T
Management Fees		0.85%		0.85%		0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) fees		0.25%		1.00%		none		none		0.25%
Other Expenses		1.36%	[1]	0.42%	[1]	0.39%	[1]	0.26%	[1]	1.36%	[2]
Total Annual Fund Operating Expenses		2.46%		2.27%		1.24%		1.11%		2.46%
Less: Fee Waiver and/or Expense Reimbursement	[3]	(1.06%)		(0.12%)		(0.09%)		(0.07%)		(1.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3]	1.40%		2.15%		1.15%		1.04%		1.40%
[1]	Restated to reflect certain contract and expense allocation changes.
[2]	Estimated for current fiscal year, as annualized.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares, 1.15% for Class I Shares, 1.04% for Class R6 Shares and 1.40% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Duff & Phelps Global Real Estate Securities Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	709	1,202	1,720	3,135
Class C	Sold	318	698	1,204	2,596
Class I	Sold	117	385	672	1,492
Class R6	Sold	106	346	605	1,345
Class T	Sold	389	899	1,435	2,898

Expense Example, No Redemption - Virtus Duff & Phelps Global Real Estate Securities Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	709	1,202	1,720	3,135
Class C	Held	218	698	1,204	2,596
Class I	Held	117	385	672	1,492
Class R6	Held	106	346	605	1,345
Class T	Held	389	899	1,435	2,898

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund provides global exposure to the real estate securities market, focusing exclusively on companies with a rental business profile. Rental companies derive 70% or more of total revenue from rental income and are most similar in business profile to U.S. real estate investment trusts (“REITs”).

Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by U.S. and non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities. The fund, under normal market conditions, will hold at least 40% of its assets in non-U.S. issuers, unless market conditions outside of the U.S. are deemed less favorable by the portfolio manager, in which case the fund would invest at least 30% of its assets in securities of non-U.S. issuers. Additionally, the fund normally invests in real estate-related securities of issuers in developed countries; however it may invest up to 20% of its assets in issuers incorporated in emerging market countries. The fund concentrates its assets in the real estate industry.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>      Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>      Equity Real Estate Investment Trust (REIT) Securities Risk.  The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund's shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

>      Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>      Foreign Investing Risk.  The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>      Geographic Concentration Risk.  The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly.

>      Industry/Sector Concentration Risk.  The risk that events negatively affecting real estate securities will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>      Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Performance for Class T Shares is not shown here as Class T Shares have not begun operations prior to the date of this prospectus.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter:	Q3/2010:	17.81%	Worst Quarter:	Q3/2011:	-16.90%

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Duff & Phelps Global Real Estate Securities Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class I	Return Before Taxes	13.02%	8.37%	18.44%	Mar. 02, 2009
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	11.78%	7.31%	16.75%	Mar. 02, 2009
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.56%	6.16%	14.84%	Mar. 02, 2009
Class A	Return Before Taxes	6.30%	6.84%	17.35%	Mar. 02, 2009
Class C	Return Before Taxes	11.88%	7.29%	17.26%	Mar. 02, 2009
Class R6	Return Before Taxes	13.20%		14.80%	Nov. 03, 2016
Class R6 | FTSE EPRA/NAREIT Developed Index (net)	FTSE EPRA/NAREIT Developed Index (net) (reflects no deduction for fees, expenses or taxes)			11.20%	Nov. 03, 2016
FTSE EPRA/NAREIT Developed Index (net)	FTSE EPRA/NAREIT Developed Index (net) (reflects no deduction for fees, expenses or taxes)	10.36%	6.32%	16.62%	Mar. 02, 2009

The FTSE EPRA/NAREIT Developed Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.